Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III Real Estate and Accumulated Depreciation
SCHEDULE III- SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION
DECEMBER 31, 2016
(Dollars in Thousands)

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
Americas:
AT1 ATLANTA	—	—	—	—	120,368	—	120,368	(33,293)	N/A	2010
AT2 ATLANTA	—	—	—	—	41,845	—	41,845	(16,871)	N/A	2010
AT3 ATLANTA	—	—	—	—	3,935	—	3,935	(1,257)	N/A	2010
BO1 BOSTON (METRO)	—	—	—	—	11,332	—	11,332	(5,999)	N/A	2010
CH1 CHICAGO (METRO)	—	—	—	—	155,387	—	155,387	(99,289)	2001	1999
CH2 CHICAGO (METRO)	—	—	—	—	104,108	—	104,108	(48,677)	2005	2005
CH3 CHICAGO (METRO)	—	9,759	—	351	229,398	10,110	229,398	(88,929)	2007	2006
CH4 CHICAGO (METRO)	—	—	—	—	21,566	—	21,566	(8,181)	2010	2009
DA1 DALLAS	—	—	—	—	73,407	—	73,407	(46,642)	2000	2000
DA2 DALLAS	—	—	—	—	78,681	—	78,681	(17,561)	2011	2010
DA3 DALLAS	—	—	—	—	85,099	—	85,099	(25,993)	N/A	2010
DA4 DALLAS	—	—	—	—	17,421	—	17,421	(7,702)	N/A	2010
DA6 DALLAS	—	—	20,522	—	83,115	—	103,637	(11,130)	2013	2012
DA7 DALLAS	—	—	—	—	26,431	—	26,431	(2,351)	2015	2015
DC1 WASHINGTON, DC (METRO)	—	—	—	—	5,120	—	5,120	(363)	2007	1999
DC2 WASHINGTON, DC (METRO)	—	—	—	5,047	153,115	5,047	153,115	(126,299)	1999	1999
DC3 WASHINGTON, DC (METRO)	—	—	37,451	—	52,846	—	90,297	(46,073)	2004	2004
DC4 WASHINGTON, DC (METRO)	—	1,906	7,272	—	71,942	1,906	79,214	(46,128)	2007	2005
DC5 WASHINGTON, DC (METRO)	—	1,429	4,983	—	88,407	1,429	93,390	(52,407)	2008	2005
DC6 WASHINGTON, DC (METRO)	—	1,429	5,082	—	86,711	1,429	91,793	(35,116)	2010	2005
DC7 WASHINGTON, DC (METRO)	—	—	—	—	20,605	—	20,605	(10,099)	N/A	2010
DC8 WASHINGTON, DC (METRO)	—	—	—	—	5,186	—	5,186	(4,614)	N/A	2010
DC10 WASHINGTON, DC (METRO)	—	—	44,601	—	70,790	—	115,391	(30,595)	2012	2011
DC11 WASHINGTON, DC (METRO)	—	1,429	5,082	—	165,021	1,429	170,103	(20,495)	2013	2005

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
DE1 DENVER (METRO)	—	—	—	—	9,978	—	9,978	(5,968)	N/A	2010
LA1 LOS ANGELES	—	—	—	—	110,624	—	110,624	(60,332)	2000	1999
LA2 LOS ANGELES	—	—	—	—	11,861	—	11,861	(9,870)	2001	2000
LA3 EL SEGUNDO	—	—	34,727	3,959	21,931	3,959	56,658	(42,651)	2005	2005
LA4 EL SEGUNDO	—	19,333	137,630	—	28,247	19,333	165,877	(60,398)	2009	2009
MI2 MIAMI (METRO)	—	—	—	—	22,239	—	22,239	(10,570)	N/A	2010
MI3 MIAMI (METRO)	—	—	—	—	29,573	—	29,573	(7,983)	2012	2012
NY1 NEWARK	—	—	—	—	79,857	—	79,857	(42,647)	1999	1999
NY2 NEW YORK CITY (METRO)	—	—	—	17,859	194,181	17,859	194,181	(120,724)	2002	2000
NY4 NEW YORK CITY (METRO)	—	—	—	—	330,754	—	330,754	(153,480)	2007	2006
NY5 NEW YORK CITY (METRO)	—	—	—	—	243,296	—	243,296	(38,838)	2012	2010
NY6 NEW YORK CITY (METRO)	—	—	—	—	73,266	—	73,266	(5,587)	2015	2010
NY7 NEW YORK CITY (METRO)	—	—	24,660	—	138,865	—	163,525	(88,677)	N/A	2010
NY8 NEW YORK CITY (METRO)	—	—	—	—	12,159	—	12,159	(6,118)	N/A	2010
NY9 NEW YORK CITY (METRO)	—	—	—	—	53,840	—	53,840	(28,065)	N/A	2010
PH1 PHILADELPHIA	—	—	—	—	43,979	—	43,979	(10,365)	N/A	2010
SE2 SEATTLE	—	—	—	—	29,242	—	29,242	(19,757)	N/A	2010
SE3 SEATTLE	—	—	1,760	—	94,947	—	96,707	(22,692)	2013	2011
SV1 SILICON VALLEY (METRO)	—	—	—	15,545	159,286	15,545	159,286	(104,600)	1999	1999
SV2 SILICON VALLEY (METRO)	—	—	—	—	147,154	—	147,154	(68,545)	2003	2003
SV3 SILICON VALLEY (METRO)	—	—	—	—	43,738	—	43,738	(38,220)	2004	1999
SV4 SILICON VALLEY (METRO)	—	—	—	—	25,941	—	25,941	(19,003)	2005	2005
SV5 SILICON VALLEY (METRO)	—	6,238	98,991	—	88,737	6,238	187,728	(43,544)	2010	2010
SV6 SILICON VALLEY (METRO)	—	—	15,585	—	21,811	—	37,396	(22,079)	N/A	2010
SV8 SILICON VALLEY (METRO)	—	—	—	—	48,939	—	48,939	(21,363)	N/A	2010
SV12 SILICON VALLEY (METRO)	—	20,535	—	(222)	2,277	20,313	2,277	—	2015	2015
TR1 TORONTO, CANADA	—	—	—	—	90,158	—	90,158	(19,895)	N/A	2010
TR2 TORONTO, CANADA	—	—	21,113	—	76,387	—	97,500	(7,133)	2015	2015
RJ1 RIO DE JANEIRO, BRAZIL	—	—	—	—	26,361	—	26,361	(17,933)	2011	2011
RJ2 RIO DE JANEIRO, BRAZIL	—	—	2,012	—	34,237	—	36,249	(10,145)	2013	2012
SP1 SÃO PAULO, BRAZIL	—	—	10,188	—	23,181	—	33,369	(19,816)	2011	2011

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
SP2 SÃO PAULO, BRAZIL	—	—	—	—	73,615	—	73,615	(33,839)	2011	2011
OTHERS (4)	—	52,630	18,709	934	185,212	53,564	203,921	(2,202)	Various	Various

EMEA:
AM1 AMSTERDAM, THE NETHERLANDS	—	—	—	—	71,764	—	71,764	(23,787)	2008	2008
AM2 AMSTERDAM, THE NETHERLANDS	—	—	—	—	53,661	—	53,661	(17,868)	2010	2008
AM3 AMSTERDAM, THE NETHERLANDS	—	—	27,099	—	92,654	—	119,753	(22,758)	2012	2011
AM5 AMSTERDAM, THE NETHERLANDS	—	—	92,199	—	1,029	—	93,228	(5,838)	N/A	2016
AM6 AMSTERDAM, THE NETHERLANDS	—	6,616	50,876	—	3,872	6,616	54,748	(2,691)	N/A	2016
AM7 AMSTERDAM, THE NETHERLANDS	—	—	7,397	—	363	—	7,760	(973)	N/A	2016
AM8 AMSTERDAM, THE NETHERLANDS	—	—	—	—	9,291	—	9,291	(1,677)	N/A	2016
DB1 DUBLIN, IRELAND	—	—	—	—	1,852	—	1,852	(164)	N/A	2016
DB2 DUBLIN, IRELAND	—	—	12,460	—	671	—	13,131	(1,706)	N/A	2016
DB3 DUBLIN, IRELAND	—	3,334	54,387	—	3,507	3,334	57,894	(3,208)	N/A	2016
DB4 DUBLIN, IRELAND	—	—	26,875	—	9,899	—	36,774	(1,163)	N/A	2016
DU1 DÜSSELDORF, GERMANY	—	—	—	—	21,330	—	21,330	(17,813)	2001	2000
DX1 DUBAI, UNITED ARAB EMIRATES	—	—	—	—	45,710	—	45,710	(5,501)	2012	2008
EN1 ENSCHEDE, THE NETHERLANDS	—	—	—	—	22,408	—	22,408	(13,720)	2008	2008
FR1 FRANKFURT (METRO), GERMANY	—	—	—	—	7,173	—	7,173	(6,792)	N/A	2007
FR2 FRANKFURT (METRO), GERMANY	—	—	—	11,212	198,157	11,212	198,157	(73,449)	N/A	2007
FR3 FRANKFURT (METRO), GERMANY	—	—	—	1,967	4,679	1,967	4,679	(1,178)	N/A	2007
FR4 FRANKFURT (METRO), GERMANY	—	11,578	9,307	—	51,650	11,578	60,957	(14,570)	2009	2009
FR5 FRANKFURT (METRO), GERMANY	30,310	—	—	3,716	109,540	3,716	109,540	(20,552)	2012	2012
FR7 FRANKFURT (METRO), GERMANY	—	—	43,634	—	1,035	—	44,669	(4,492)	N/A	2016
GV1 GENEVA (METRO), SWITZERLAND	—	—	—	—	5,846	—	5,846	(4,232)	2004	2004

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
GV2 GENEVA (METRO), SWITZERLAND	—	—	—	—	21,282	—	21,282	(13,709)	2010	2009
HE1 HELSINKI (METRO), FINLAND	—	—	—	—	2,732	—	2,732	(632)	N/A	2016
HE2 HELSINKI (METRO), FINLAND	—	—	—	—	1,445	—	1,445	(524)	N/A	2016
HE3 HELSINKI (METRO), FINLAND	—	—	—	—	8,765	—	8,765	(2,118)	N/A	2016
HE4 HELSINKI (METRO), FINLAND	—	—	29,092	—	3,785	—	32,877	(2,824)	N/A	2016
HE5 HELSINKI (METRO), FINLAND	—	—	7,564	—	64	—	7,628	(1,019)	N/A	2016
HE6 HELSINKI (METRO), FINLAND	—	—	17,204	—	10,067	—	27,271	(540)	N/A	2016
IS1 ISTANBUL (METRO), TURKEY	—	—	—	—	7,046	—	7,046	(2,126)	N/A	2016
LD1 LONDON (METRO), UNITED KINGDOM	—	—	—	—	2,352	—	2,352	(2,154)	2000	2000
LD3 LONDON (METRO), UNITED KINGDOM	—	—	—	—	14,864	—	14,864	(9,975)	2005	2000
LD4 LONDON (METRO), UNITED KINGDOM	—	—	23,044	—	56,232	—	79,276	(30,704)	2007	2007
LD5 LONDON (METRO), UNITED KINGDOM	—	—	16,412	—	162,639	—	179,051	(51,491)	2010	2010
LD6 LONDON (METRO), UNITED KINGDOM	—	—	—	—	103,276	—	103,276	(6,038)	2015	2013
LD8 LONDON (METRO), UNITED KINGDOM	—	—	107,544	—	4,834	—	112,378	(7,598)	N/A	2016
LD9 LONDON (METRO), UNITED KINGDOM	—	—	181,431	—	1,667	—	183,098	(11,741)	N/A	2016
MA1 MANCHESTER, UNITED KINGDOM	—	—	—	—	4,254	—	4,254	(797)	N/A	2016
MA2 MANCHESTER, UNITED KINGDOM	—	—	—	—	6,619	—	6,619	(952)	N/A	2016
MA3 MANCHESTER, UNITED KINGDOM	—	—	44,931	—	316	—	45,247	(4,305)	N/A	2016
MA4 MANCHESTER, UNITED KINGDOM	—	—	6,697	—	65	—	6,762	(748)	N/A	2016
ML1 MILAN (METRO), ITALY	—	—	—	—	806	—	806	(742)	2011	2011
ML2 MILAN (METRO), ITALY	—	—	—	—	5,650	—	5,650	(2,676)	N/A	2016
ML3 MILAN (METRO), ITALY	—	—	—	—	11,937	—	11,937	(5,373)	N/A	2016
ML4 MLAN (METRO), ITALY	—	—	—	—	6,870	—	6,870	(1,346)	N/A	2016
MU1 MUNICH, GERMANY	—	—	—	—	14,818	—	14,818	(11,501)	N/A	2007

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
MU3 MUNICH, GERMANY	—	—	—	—	726	—	726	(38)	2010	2010
PA1 PARIS (METRO), FRANCE	—	—	—	—	21,527	—	21,527	(17,093)	N/A	2007
PA2 & PA 3 PARIS (METRO), FRANCE	—	—	29,615	23,723	240,675	23,723	270,290	(75,980)	2010	2007
PA4 PARIS (METRO), FRANCE	—	1,701	9,503	—	127,215	1,701	136,718	(26,823)	2012	2011
PA5 PARIS (METRO), FRANCE	—	—	16,554	—	843	—	17,397	(1,575)	N/A	2016
PA6 PARIS (METRO), FRANCE	—	—	—	—	56,322	—	56,322	(5,006)	N/A	2016
PA7 PARIS (METRO), FRANCE	—	—	—	—	12,300	—	12,300	(1,951)	N/A	2016
SK1 STOCKHOLM, (METRO), SWEDEN	—	—	15,495	—	574	—	16,069	(2,216)	N/A	2016
SK2 STOCKHOLM, (METRO), SWEDEN	—	—	80,148	—	251	—	80,399	(4,678)	N/A	2016
SK3 STOCKHOLM, (METRO), SWEDEN	—	—	—	—	13,167	—	13,167	(858)	N/A	2016
SO1 SOFIA, BULGARIA	—	—	5,236	—	312	—	5,548	(353)	N/A	2016
WA1 WARSZAWA, POLAND	—	—	5,950	—	592	—	6,542	(920)	N/A	2016
WA2 WARSZAWA, POLAND	—	—	4,709	—	6,615	—	11,324	(770)	N/A	2016
ZH1 ZURICH (METRO), SWITZERLAND	—	—	—	—	5,457	—	5,457	(4,619)	N/A	2007
ZH2 ZURICH (METRO), SWITZERLAND	—	—	—	—	5,460	—	5,460	(3,563)	2003	2002
ZH4 ZURICH (METRO), SWITZERLAND	—	—	11,284	—	24,868	—	36,152	(16,116)	2010	2009
ZH5 ZURICH (METRO), SWITZERLAND	—	—	—	—	37,232	—	37,232	(10,456)	2013	2009
ZW1 ZWOLLE, THE NETHERLANDS	—	—	—	—	7,331	—	7,331	(4,097)	2008	2008
OTHERS	—	—	—	—	3,019	—	3,019	(1,502)	Various	Various

Asia-Pacific:
HK1 HONG KONG, CHINA	—	—	—	—	131,250	—	131,250	(65,402)	N/A	2003
HK2 HONG KONG, CHINA	—	—	—	—	237,118	—	237,118	(51,447)	2011	2010
HK3 HONG KONG, CHINA	—	—	—	—	134,342	—	134,342	(44,062)	N/A	2012
HK4 HONG KONG, CHINA	—	—	—	—	7,003	—	7,003	(3,963)	N/A	2012
ME1 MELBOURNE, AUSTRALIA	—	15,341	—	—	66,103	15,341	66,103	(5,854)	2013	2013
OS1 OSAKA, JAPAN	—	—	14,876	—	37,851	—	52,727	(8,036)	2013	2013
OS2 OSAKA, JAPAN	—	—	103	—	—	—	103	(26)	N/A	2015

	Initial Costs to Company (1)			Costs Capitalized Subsequent to Acquisition or Lease		Total Costs
	Encumbrances	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Land	Buildings and Improvements (2)	Accumulated Depreciation	Date of Construction	Date of Acquisition or Lease (3)
SG1 SINGAPORE	—	—	—	—	160,917	—	160,917	(104,697)	N/A	2003
SG2 SINGAPORE	—	—	—	—	261,025	—	261,025	(99,403)	2008	2008
SG3 SINGAPORE	—	—	34,844	—	96,449	—	131,293	(10,360)	2013	2013
SH2 SHANGHAI, CHINA	—	—	—	—	3,482	—	3,482	(971)	2012	2012
SH3 SHANGHAI, CHINA	—	—	7,066	—	7,024	—	14,090	(3,512)	2012	2012
SH4 SHANGHAI, CHINA	—	—	—	—	1,657	—	1,657	(1,422)	2012	2012
SH5 SHANGHAI, CHINA	—	—	11,284	—	19,003	—	30,287	(6,010)	2012	2012
SY1 SYDNEY, AUSTRALIA	—	—	—	—	25,261	—	25,261	(14,036)	N/A	2003
SY2 SYDNEY, AUSTRALIA	—	—	3,080	—	32,510	—	35,590	(18,795)	2008	2008
SY3 SYDNEY, AUSTRALIA	—	—	8,712	—	134,257	—	142,969	(42,948)	2010	2010
SY4 SYDNEY, AUSTRALIA	—	—	—	—	84,679	—	84,679	(2,300)	2015	2014
TY1 TOKYO, JAPAN	—	—	—	—	18,547	—	18,547	(10,787)	2000	2000
TY2 TOKYO, JAPAN	—	—	—	—	75,386	—	75,386	(57,738)	2007	2006
TY3 TOKYO, JAPAN	—	—	—	—	69,367	—	69,367	(23,762)	2010	2010
TY4 TOKYO, JAPAN	—	—	—	—	49,287	—	49,287	(10,658)	2012	2012
TY5 TOKYO, JAPAN	—	—	102	—	49,598	—	49,700	(2,045)	2014	2014
TY6 TOKYO, JAPAN	—	—	37,941	—	12,412	—	50,353	(8,663)	N/A	2015
TY7 TOKYO, JAPAN	—	—	13,175	—	869	—	14,044	(2,759)	N/A	2015
TY8 TOKYO, JAPAN	—	—	53,848	—	5,044	—	58,892	(7,016)	N/A	2015
TY9 TOKYO, JAPAN	—	—	106,710	—	8,197	—	114,907	(15,450)	N/A	2015
TY10 TOKYO, JAPAN	—	—	69,881	—	7,115	—	76,996	(5,707)	N/A	2015
OTHERS	—	—	—	—	13,401	—	13,401	(4,661)	Various	Various
TOTAL LOCATIONS	$30,310	$153,258	$1,788,637	$84,091	$7,829,825	$237,349	$9,618,462	$(3,175,972)
__________________________

(1)	The initial cost was $0 if the lease of the respective IBX was classified as an operating lease.

(2)	Building and improvements include all fixed assets except for land.

(3)	Date of lease or acquisition represents the date the Company leased the facility or acquired the facility through purchase or acquisition.

(4)	Includes IBXs CH5, DC12, SP3, SV10 and various other IBXs that are under initial development.

The aggregate gross cost of the Company's properties for federal income tax purpose approximated $11,890,862,000 (unaudited) as of December 31, 2016.
The following table reconciles the historical cost of the Company’s properties for financial reporting purposes for each of the years in the three-year period ended December 31, 2016 (in thousands).
Gross Fixed Assets:

	2016	2015	2014
Balance, beginning of period	$7,871,890	$7,006,695	$6,308,992
Additions (including acquisitions and improvements)	2,187,306	1,172,855	997,534
Disposals	(78,607)	(9,295)	(16,444)
Foreign currency transaction adjustments and others	(124,778)	(298,365)	(283,387)
Balance, end of year	$9,855,811	$7,871,890	$7,006,695
Accumulated Depreciation:

	2016	2015	2014
Balance, beginning of period	$(2,595,648)	$(2,242,345)	$(1,904,311)
Additions (depreciation expense)	(618,970)	(440,002)	(418,407)
Disposals	9,401	7,396	16,038
Foreign currency transaction adjustments and others	29,245	79,303	64,335
Balance, end of year	$(3,175,972)	$(2,595,648)	$(2,242,345)